GENERAL	12 Months Ended
Dec. 31, 2025
Disclosure Of General Information [Abstract]
GENERAL
NOTE 1:	GENERAL

a.	Reporting entity:

Nexxen International Ltd. (the “Company” or “Nexxen International”), formerly known as Tremor International Ltd., was incorporated in Israel under the laws of the State of Israel on March 20, 2007. The address of the registered office is 82 Yigal Alon Street Tel-Aviv, 6789124, Israel.

The consolidated financial statements include Nexxen International Ltd. And its subsidiaries (the “Group”).

Nexxen International is a global Company offering a unified data-driven end-to-end software platform (the “Platform”) that supports a wide range of media types (e.g., video, display, etc.) and devices (e.g., mobile, Connected TVs, streaming devices, desktop, etc.), creating an efficient marketplace where advertisers (buyers) are able to purchase high quality advertising inventory from publishers (sellers) in real-time and at scale. Nexxen International’s technology stack is comprised of a Demand Side Platform (“DSP”), Supply-Side Platform (“SSP”), Ad Server, and Data Management Platform (“DMP”) including audience insight and activation platform (“Discovery”), empowering customers on both the buy- and sell-sides of the ecosystem to leverage a full suite of data-driven planning and technology solutions to achieve greater efficiency, effectiveness, and outcomes in their advertising efforts. The Company’s DSP solution is delivered mainly through wholly owned subsidiary Nexxen Inc. and is designed to assist customers in a self-managed or full-service capacity to plan and execute digital marketing campaigns in real-time across various ad formats. The Company’s SSP solution (delivered through Nexxen Group LLC) is designed to monetize digital inventory for publishers by enabling their content to have the necessary code and requirements for programmatic advertising integration, and provides access to significant amounts of data and unique demand to drive more effective inventory management and revenue optimization. The Company’s “DMP” integrates both its DSP and SSP solutions, enabling advertisers and publishers to use data from various sources, including web, social media, Connected TV and linear TV, and mobile devices, to optimize results of their advertising campaigns. Nexxen International is headquartered in Israel and maintains offices throughout the U.S., Canada, EMEA and Asia-Pacific.

b.	Material events during the reporting period:

During the reporting period, the Company made significant changes to its capital structure and listing arrangements. Until February 14, 2025, the Company’s securities were dual listed (i) the Ordinary Shares, par value NIS 0.01 per share (“Ordinary Shares”) of the Company were listed on the AIM Market of the London Stock Exchange and (ii) the American Depositary Shares ("ADSs"), each of which represented two Ordinary Shares of the Company, represented by the American Depositary Receipts ("ADR") were listed on the Nasdaq Capital Market. On December 20, 2024 the shareholders approved a change of the Company’s Nasdaq-listed ADRs for Nasdaq-listed Ordinary Shares and terminated the ADR facility by conducting a Reverse Stock Split (the “Reverse Split”) of the Company’s Ordinary Shares at a two-for-one ratio which allow a one-to-one exchange from ADRs to Ordinary Shares and delisting from the AIM to trade solely on the Nasdaq in the U.S. and the change in par value from NIS 0.01 par value to NIS 0.02 par value. The reverse stock split was completed on February 14, 2025.

All share and per ordinary share amounts included in the consolidated financial statements, including (i) issued and paid-in share capital, (ii) the exercise prices of stock options (iii) fair value per share and stock unit, (iv) the number of stock options, restricted stock units and performance share units underlying the Company’s outstanding equity awards and incentive plans, and (v) the earnings (loss) per share, have been retrospectively adjusted to give effect to the Reverse Split for all periods presented.

1) In August 2025, the Company entered into a definitive agreement to renew and expand its long-term strategic partnership with V (formerly known as “VIDAA”), and Programmatic smart TV Home Screen Solution. Under the updated agreement, the Company extended its exclusive access to V’s automatic content recognition (“ACR”) data and obtained exclusive advertising monetization rights on V media in North America through at least 2029. In connection with the expanded partnership, the Company completed an additional investment of USD 20 million in V during 2025. In addition, the Company committed to a further equity investment of USD 15 million, subject to the satisfaction of certain conditions precedent, which is expected to be completed in 2026. See note 18.

c.	Definitions:

  In these financial statements –

The Company	-	Nexxen International Ltd.

The Group	-	Nexxen International Ltd. and its subsidiaries.

Subsidiaries	-
Companies, the financial statements of which are fully consolidated, directly, or indirectly, with the financial statements of the Company such as Nexxen Group LLC, Nexxen Holdings Limited, Nexxen Inc.

Related party	-	As defined by IAS 24, “Related Party Disclosures”.